Prepayment and Other Current Assets - Schedule of Prepayment and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepayment and Other Current Assets [Abstract]
Prepayment for promotion fees	¥ 37,517		¥ 35,372
Prepayment for value-added taxes	34,161		47,624
Deferred expenses for learning services	17,726		19,880
Prepaid sales commission	6,703		5,934
Prepayment for technical support fees	4,781		1,487
Prepayment for content fees	3,435		5,848
Prepayment for rental expenses	2,905		3,171
Loans to third parties	1,215		5,032
Others	30,674		29,983
Total	¥ 139,117	$ 19,892	¥ 154,331